6. Subsequent Events	2 Months Ended
Jun. 30, 2018
Notes
6. Subsequent Events

6.   Subsequent Events

On August 1, 2018, the Company and Insight incorporated Optical Flow, LLC and entered into an operating agreement (the “Joint Venture” or “Optical Flow”) which superseded the previous joint-venture partnership. Pursuant to the Joint Venture, the Company and Insight will co-develop high resolution imaging systems.  On August 1, 2018 the Joint Venture and Insight entered into an exclusive and worldwide license for military and law enforcement purposes (the “License”) to use and build products derived from all technology, information, intellectual property and other materials for or relevant to the 360 degree visible and infrared spectrum single lens camera platform, including without limitation, all business plans, technical plans, specifications, templates, demonstration versions, hardware, equipment, software, devices, methods, apparatus, and product designs.  The License is also subject to a five (5%) percent net sales royalty payable to Insight.  The License will allow the Joint Venture to excel in developing a next generation body and head camera that sees behind the user and presents a clear and wide field of view.  The Joint Venture will develop and own additional technology that may include further iterations of this system, and all the related mounting and charging technologies that facilitate its use.

The Company’s Management has reviewed all other material events through the date of this report and there are no additional material subsequent events to report that have not already been disclosed within the aforementioned notes.